GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL
GOODWILL

13.  GOODWILL

Changes in the net carrying amount of goodwill are as follows:

	2021	2020
Cost
Balance at beginning of year	$606.6	$583.5
Business acquisitions	4.5	23.1
Balance at end of year	611.1	606.6

Accumulated impairment losses
Balance at beginning and at end of year	68.5	68.5
Net carrying amount	$542.6	$538.1

Recoverable amount

The recoverable amount of the Telecommunications CGU was determined based on the higher of a value in use or a fair value less costs of disposal with respect to the impairment tests performed. The Corporation uses the discounted cash flow method to estimate the recoverable amount, consisting of future cash flows derived primarily from the most recent budget and three-year strategic plan approved by the Corporation’s management and presented to the Board of Directors. These forecasts considered the CGU’s past operating performance and market share as well as economic trends, along with specific and market industry trends and corporate strategies. In particular, specific assumptions are used for each type of revenue generated by the CGU or for each nature of expenses, as well as for future capital expenditures. Such assumptions will consider, among many other factors, subscribers, competitive landscape, evolution of product and service offerings, wireless penetration growth, technology evolution, bargaining agreements, Canadian GDP rates and operating cost structures.

A perpetual growth rate is used for cash flows beyond the three-year strategic plan period. The discount rate used by the Corporation is a pre-tax rate derived from the weighted average cost of capital pertaining to the CGU, which reflects the current market assessment of (i) the time value of money, and (ii) the risk specific to the assets for which the future cash flow estimates have not been risk-adjusted. The perpetual growth rate was determined with regard to the specific markets in which the CGU participates. The following key assumptions were used to determine recoverable amounts in the most recent impairment tests performed:

	2021		2020
	Pre-tax discount	Perpetual	Pre-tax discount	Perpetual
CGU group	rate (WACC)	growth rate	rate (WACC)	growth rate
Telecommunications[1]	8.5%	2.0%	8.5%	2.0%
1	The same recoverable amount used in the 2020 annual impairment test was used in 2021. Accordingly, pre-tax discount rate and perpetual growth rate are the same in 2021 and 2020. The recoverable amounts was based on value in use, using the discounted cash flow method.

No reasonable changes in the discount rate or in the perpetual growth rate used in the most recent test performed would have caused the recoverable amount of the Telecommunications CGU to equal its carrying value.